UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 8/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Templeton Foreign Fund
Class A [TEMFX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$117	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Templeton Foreign Fund returned 13.28%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 18.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce, a U.K.-based aerospace and defense group, contributed significantly to relative performance as it continued to successfully execute its turnaround strategy, generating improved profit margins and free cash flow generation (not held at period-end).

↑
Shares of CRH, an Ireland-based building materials company, rallied following the announcement of strong 2023 financial results and a positive 2024 outlook. It was a strong relative contributor for the period.

↑
Persimmon, a U.K.-listed homebuilder, contributed to relative returns and outperformed partly on expectations that the country’s new Labour Party government would ramp up housing supply and from potential Bank of England interest-rate cuts and falling U.K. Gilt yields, which correlate with mortgage rates and housing demand.

Top detractors from performance:
↓
At the stock level, Forvia and Valeo, France-based automotive parts manufacturers, detracted from relative performance as the period under review was challenging for the automative industry and its supply chain.

↓
Stock selection in the health care sector also detracted from relative performance. The largest relative detractor in the sector was Bayer, a Germany-based multinational pharmaceutical firm (not held at period end).

↓
In the materials sector, Albemarle, a U.S.-based specialty chemicals company and the world’s largest extractor of lithium salts used in lithium-ion batteries, saw its share price decline in 2024 on short-term concerns around weakening electric vehicle (EV) demand and falling lithium pricing. It was a significant relative detractor.

Templeton Foreign Fund	PAGE 1	104-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class A	13.28	8.04	2.65
Class A (with sales charge)	7.08	6.84	2.07
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,805,352,732
Total Number of Portfolio Holdings*	46
Total Management Fee Paid	$18,115,475
Portfolio Turnover Rate	42.01%
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign Fund	PAGE 2	104-ATSR-1024

WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or  prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Foreign Fund	PAGE 3	104-ATSR-1024

Templeton Foreign Fund
Class C [TEFTX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$196	1.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Templeton Foreign Fund returned 12.40%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 18.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce, a U.K.-based aerospace and defense group, contributed significantly to relative performance as it continued to successfully execute its turnaround strategy, generating improved profit margins and free cash flow generation (not held at period-end).

↑
Shares of CRH, an Ireland-based building materials company, rallied following the announcement of strong 2023 financial results and a positive 2024 outlook. It was a strong relative contributor for the period.

↑
Persimmon, a U.K.-listed homebuilder, contributed to relative returns and outperformed partly on expectations that the country’s new Labour Party government would ramp up housing supply and from potential Bank of England interest-rate cuts and falling U.K. Gilt yields, which correlate with mortgage rates and housing demand.

Top detractors from performance:
↓
At the stock level, Forvia and Valeo, France-based automotive parts manufacturers, detracted from relative performance as the period under review was challenging for the automative industry and its supply chain.

↓
Stock selection in the health care sector also detracted from relative performance. The largest relative detractor in the sector was Bayer, a Germany-based multinational pharmaceutical firm (not held at period end).

↓
In the materials sector, Albemarle, a U.S.-based specialty chemicals company and the world’s largest extractor of lithium salts used in lithium-ion batteries, saw its share price decline in 2024 on short-term concerns around weakening electric vehicle (EV) demand and falling lithium pricing. It was a significant relative detractor.

Templeton Foreign Fund	PAGE 1	204-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class C	12.40	7.21	1.88
Class C (with sales charge)	11.40	7.21	1.88
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,805,352,732
Total Number of Portfolio Holdings*	46
Total Management Fee Paid	$18,115,475
Portfolio Turnover Rate	42.01%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign Fund	PAGE 2	204-ATSR-1024

HOW HAS THE FUND CHANGED?
Effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or  prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Foreign Fund	PAGE 3	204-ATSR-1024

Templeton Foreign Fund
Class R [TEFRX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$144	1.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R shares of Templeton Foreign Fund returned 13.09%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 18.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce, a U.K.-based aerospace and defense group, contributed significantly to relative performance as it continued to successfully execute its turnaround strategy, generating improved profit margins and free cash flow generation (not held at period-end).

↑
Shares of CRH, an Ireland-based building materials company, rallied following the announcement of strong 2023 financial results and a positive 2024 outlook. It was a strong relative contributor for the period.

↑
Persimmon, a U.K.-listed homebuilder, contributed to relative returns and outperformed partly on expectations that the country’s new Labour Party government would ramp up housing supply and from potential Bank of England interest-rate cuts and falling U.K. Gilt yields, which correlate with mortgage rates and housing demand.

Top detractors from performance:
↓
At the stock level, Forvia and Valeo, France-based automotive parts manufacturers, detracted from relative performance as the period under review was challenging for the automative industry and its supply chain.

↓
Stock selection in the health care sector also detracted from relative performance. The largest relative detractor in the sector was Bayer, a Germany-based multinational pharmaceutical firm (not held at period end).

↓
In the materials sector, Albemarle, a U.S.-based specialty chemicals company and the world’s largest extractor of lithium salts used in lithium-ion batteries, saw its share price decline in 2024 on short-term concerns around weakening electric vehicle (EV) demand and falling lithium pricing. It was a significant relative detractor.

Templeton Foreign Fund	PAGE 1	804-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R	13.09	7.77	2.40
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,805,352,732
Total Number of Portfolio Holdings*	46
Total Management Fee Paid	$18,115,475
Portfolio Turnover Rate	42.01%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign Fund	PAGE 2	804-ATSR-1024

HOW HAS THE FUND CHANGED?
Effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or  prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Foreign Fund	PAGE 3	804-ATSR-1024

Templeton Foreign Fund
Class R6 [FTFGX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$79	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Templeton Foreign Fund returned 13.69%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 18.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce, a U.K.-based aerospace and defense group, contributed significantly to relative performance as it continued to successfully execute its turnaround strategy, generating improved profit margins and free cash flow generation (not held at period-end).

↑
Shares of CRH, an Ireland-based building materials company, rallied following the announcement of strong 2023 financial results and a positive 2024 outlook. It was a strong relative contributor for the period.

↑
Persimmon, a U.K.-listed homebuilder, contributed to relative returns and outperformed partly on expectations that the country’s new Labour Party government would ramp up housing supply and from potential Bank of England interest-rate cuts and falling U.K. Gilt yields, which correlate with mortgage rates and housing demand.

Top detractors from performance:
↓
At the stock level, Forvia and Valeo, France-based automotive parts manufacturers, detracted from relative performance as the period under review was challenging for the automative industry and its supply chain.

↓
Stock selection in the health care sector also detracted from relative performance. The largest relative detractor in the sector was Bayer, a Germany-based multinational pharmaceutical firm (not held at period end).

↓
In the materials sector, Albemarle, a U.S.-based specialty chemicals company and the world’s largest extractor of lithium salts used in lithium-ion batteries, saw its share price decline in 2024 on short-term concerns around weakening electric vehicle (EV) demand and falling lithium pricing. It was a significant relative detractor.

Templeton Foreign Fund	PAGE 1	340-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R6	13.69	8.42	3.07
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,805,352,732
Total Number of Portfolio Holdings*	46
Total Management Fee Paid	$18,115,475
Portfolio Turnover Rate	42.01%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign Fund	PAGE 2	340-ATSR-1024

HOW HAS THE FUND CHANGED?
Effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or  prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Foreign Fund	PAGE 3	340-ATSR-1024

Templeton Foreign Fund
Advisor Class [TFFAX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton Foreign Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$91	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Advisor Class shares of Templeton Foreign Fund returned 13.55%. The Fund compares its performance to the MSCI All Country World ex U.S. Index-NR, which returned 18.21% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Rolls-Royce, a U.K.-based aerospace and defense group, contributed significantly to relative performance as it continued to successfully execute its turnaround strategy, generating improved profit margins and free cash flow generation (not held at period-end).

↑
Shares of CRH, an Ireland-based building materials company, rallied following the announcement of strong 2023 financial results and a positive 2024 outlook. It was a strong relative contributor for the period.

↑
Persimmon, a U.K.-listed homebuilder, contributed to relative returns and outperformed partly on expectations that the country’s new Labour Party government would ramp up housing supply and from potential Bank of England interest-rate cuts and falling U.K. Gilt yields, which correlate with mortgage rates and housing demand.

Top detractors from performance:
↓
At the stock level, Forvia and Valeo, France-based automotive parts manufacturers, detracted from relative performance as the period under review was challenging for the automative industry and its supply chain.

↓
Stock selection in the health care sector also detracted from relative performance. The largest relative detractor in the sector was Bayer, a Germany-based multinational pharmaceutical firm (not held at period end).

↓
In the materials sector, Albemarle, a U.S.-based specialty chemicals company and the world’s largest extractor of lithium salts used in lithium-ion batteries, saw its share price decline in 2024 on short-term concerns around weakening electric vehicle (EV) demand and falling lithium pricing. It was a significant relative detractor.

Templeton Foreign Fund	PAGE 1	604-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	13.55	8.30	2.90
MSCI All Country World ex-U.S. Index-NR	18.21	7.56	4.42
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,805,352,732
Total Number of Portfolio Holdings*	46
Total Management Fee Paid	$18,115,475
Portfolio Turnover Rate	42.01%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton Foreign Fund	PAGE 2	604-ATSR-1024

HOW HAS THE FUND CHANGED?
Effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of a change to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements, and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or  prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Foreign Fund	PAGE 3	604-ATSR-1024

Templeton World Fund
Class A [TEMWX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$117	1.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class A shares of Templeton World Fund returned 27.48%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 23.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was the largest contributor to relative performance for the period. Rolls-Royce, a U.K.-based aerospace and defense group was the top individual relative contributor.

↑
Semiconductor manufacturers TSMC, Tokyo Electron, and Applied Materials contributed to relative returns as many investors priced in faster-than-expected growth in production due to expectations of rising demand from AI.

↑	SAP, a Germany-based multinational software company, made a significant contribution to relative performance as it also benefited from AI-related momentum.

Top detractors from performance:
↓
Albemarle, a U.S.-based lithium producer within the electric vehicle (EV) supply chain, was a significant relative detractor, with shares coming under pressure as the lithium price reached multi-year lows. The Fund eliminated Albemarle given the changing supply and demand dynamics for lithium and little free cash flow support in the near term.

↓
Soitec, a French semiconductor company, detracted from relative performance as the company reported that pandemic related inventory destocking was taking longer than expected and sales for 2025 would be flat year-over-year versus consensus expectations. The Fund eliminated its position on corporate governance concerns.

↓
Bayer, a Germany-based multinational pharmaceutical firm, underperformed and detracted from relative performance following an announcement that it had halted a Phase 3 trial of a promising new drug after establishing that the drug did not work as well as it had hoped (not held at period-end).

Templeton World Fund	PAGE 1	102-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class A	27.48	8.49	4.32
Class A (with sales charge)	20.47	7.27	3.74
MSCI All Country World Index-NR	23.44	12.14	8.77
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,718,604,629
Total Number of Portfolio Holdings*	41
Total Management Fee Paid	$17,882,759
Portfolio Turnover Rate	52.04%
*	Does not include derivatives, except purchased options, if any.
Templeton World Fund	PAGE 2	102-ATSR-1024

WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management Ltd. was appointed as a subadvisor of the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236  or  prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton World Fund	PAGE 3	102-ATSR-1024

Templeton World Fund
Class C [TEWTX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$203	1.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class C shares of Templeton World Fund returned 26.50%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 23.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was the largest contributor to relative performance for the period. Rolls-Royce, a U.K.-based aerospace and defense group was the top individual relative contributor.

↑
Semiconductor manufacturers TSMC, Tokyo Electron, and Applied Materials contributed to relative returns as many investors priced in faster-than-expected growth in production due to expectations of rising demand from AI.

↑	SAP, a Germany-based multinational software company, made a significant contribution to relative performance as it also benefited from AI-related momentum.

Top detractors from performance:
↓
Albemarle, a U.S.-based lithium producer within the electric vehicle (EV) supply chain, was a significant relative detractor, with shares coming under pressure as the lithium price reached multi-year lows. The Fund eliminated Albemarle given the changing supply and demand dynamics for lithium and little free cash flow support in the near term.

↓
Soitec, a French semiconductor company, detracted from relative performance as the company reported that pandemic related inventory destocking was taking longer than expected and sales for 2025 would be flat year-over-year versus consensus expectations. The Fund eliminated its position on corporate governance concerns.

↓
Bayer, a Germany-based multinational pharmaceutical firm, underperformed and detracted from relative performance following an announcement that it had halted a Phase 3 trial of a promising new drug after establishing that the drug did not work as well as it had hoped (not held at period-end).

Templeton World Fund	PAGE 1	202-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class C	26.50	7.66	3.53
Class C (with sales charge)	25.50	7.66	3.53
MSCI All Country World Index-NR	23.44	12.14	8.77
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,718,604,629
Total Number of Portfolio Holdings*	41
Total Management Fee Paid	$17,882,759
Portfolio Turnover Rate	52.04%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton World Fund	PAGE 2	202-ATSR-1024

HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management Ltd. was appointed as a subadvisor of the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236  or  prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton World Fund	PAGE 3	202-ATSR-1024

Templeton World Fund
Class R6 [FTWRX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$85	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Class R6 shares of Templeton World Fund returned 27.85%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 23.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was the largest contributor to relative performance for the period. Rolls-Royce, a U.K.-based aerospace and defense group was the top individual relative contributor.

↑
Semiconductor manufacturers TSMC, Tokyo Electron, and Applied Materials contributed to relative returns as many investors priced in faster-than-expected growth in production due to expectations of rising demand from AI.

↑	SAP, a Germany-based multinational software company, made a significant contribution to relative performance as it also benefited from AI-related momentum.

Top detractors from performance:
↓
Albemarle, a U.S.-based lithium producer within the electric vehicle (EV) supply chain, was a significant relative detractor, with shares coming under pressure as the lithium price reached multi-year lows. The Fund eliminated Albemarle given the changing supply and demand dynamics for lithium and little free cash flow support in the near term.

↓
Soitec, a French semiconductor company, detracted from relative performance as the company reported that pandemic related inventory destocking was taking longer than expected and sales for 2025 would be flat year-over-year versus consensus expectations. The Fund eliminated its position on corporate governance concerns.

↓
Bayer, a Germany-based multinational pharmaceutical firm, underperformed and detracted from relative performance following an announcement that it had halted a Phase 3 trial of a promising new drug after establishing that the drug did not work as well as it had hoped (not held at period-end).

Templeton World Fund	PAGE 1	802-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Class R6	27.85	8.78	4.64
MSCI All Country World Index-NR	23.44	12.14	8.77
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,718,604,629
Total Number of Portfolio Holdings*	41
Total Management Fee Paid	$17,882,759
Portfolio Turnover Rate	52.04%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton World Fund	PAGE 2	802-ATSR-1024

HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management Ltd. was appointed as a subadvisor of the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236  or  prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton World Fund	PAGE 3	802-ATSR-1024

Templeton World Fund
Advisor Class [TWDAX]
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Templeton World Fund for the period September 1, 2023, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$90	0.79%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2024, Advisor Class shares of Templeton World Fund returned 27.81%. The Fund compares its performance to the MSCI All Country World Index-NR, which returned 23.44% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Stock selection in the industrials sector was the largest contributor to relative performance for the period. Rolls-Royce, a U.K.-based aerospace and defense group was the top individual relative contributor.

↑
Semiconductor manufacturers TSMC, Tokyo Electron, and Applied Materials contributed to relative returns as many investors priced in faster-than-expected growth in production due to expectations of rising demand from AI.

↑	SAP, a Germany-based multinational software company, made a significant contribution to relative performance as it also benefited from AI-related momentum.

Top detractors from performance:
↓
Albemarle, a U.S.-based lithium producer within the electric vehicle (EV) supply chain, was a significant relative detractor, with shares coming under pressure as the lithium price reached multi-year lows. The Fund eliminated Albemarle given the changing supply and demand dynamics for lithium and little free cash flow support in the near term.

↓
Soitec, a French semiconductor company, detracted from relative performance as the company reported that pandemic related inventory destocking was taking longer than expected and sales for 2025 would be flat year-over-year versus consensus expectations. The Fund eliminated its position on corporate governance concerns.

↓
Bayer, a Germany-based multinational pharmaceutical firm, underperformed and detracted from relative performance following an announcement that it had halted a Phase 3 trial of a promising new drug after establishing that the drug did not work as well as it had hoped (not held at period-end).

Templeton World Fund	PAGE 1	602-ATSR-1024

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 8/31/2014 — 8/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	27.81	8.74	4.58
MSCI All Country World Index-NR	23.44	12.14	8.77
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,718,604,629
Total Number of Portfolio Holdings*	41
Total Management Fee Paid	$17,882,759
Portfolio Turnover Rate	52.04%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Templeton World Fund	PAGE 2	602-ATSR-1024

HOW HAS THE FUND CHANGED?
Effective March 31, 2024, Templeton Asset Management Ltd. was appointed as a subadvisor of the Fund.
In addition, effective March 31, 2024, Peter D. Sartori was added as a portfolio manager of the Fund and effective December 31, 2023, Herbert J. Arnett, Jr. stepped down as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at  https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236  or  prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton World Fund	PAGE 3	602-ATSR-1024

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec, and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $124,940 for the fiscal year ended August 31, 2024, and $164,475 for the fiscal year ended August 31, 2023.

(b) Audit-Related Fees

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $6,000 for the fiscal year ended August 31, 2024, and $6,000 for the fiscal year ended August 31, 2023. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended August 31, 2024, and $70,000 for the fiscal year ended August 31, 2023. The services for which these fees were paid included global access to tax platform International Tax View.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended August 31, 2024, and $2,488 for the fiscal year ended August 31, 2023. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $47,804 for the fiscal year ended August 31, 2024 and $37,215 for the fiscal year ended August 31, 2023. The services for which these fees were paid included professional fees in connection with SOC 1 reports and fees in connection with license for accounting and business knowledge platform Viewpoint.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $193,804 for the fiscal year ended August 31, 2024, and $115,703 for the fiscal year ended August 31, 2023.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Templeton
Funds
Financial Statements and Other Important Information
Annual | August 31, 2024
Templeton Foreign Fund
Templeton World Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 16
Notes to Financial Statements 20
Report of Independent Registered Public Accounting Firm 32
Tax Information 33
Changes In and Disagreements with Accountants 34
Results of Meeting(s) of Shareholders 34
Remuneration Paid to Directors, Officers and Others 34
Board Approval of Management and Subadvisory Agreements 34

Templeton Funds
Financial Highlights
Templeton Foreign Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.78 $6.32 $7.77 $6.22 $6.61
Income from investment operations
a
:
Net investment income
b
......................... 0.18 0.16 0.13 0.18
c
0.10
Net realized and unrealized gains (losses) ........... 0.83 1.38 (1.28) 1.46 (0.25)
Total from investment operations .................... 1.01 1.54 (1.15) 1.64 (0.15)
Less distributions from:
Net investment income .......................... (0.19) (0.08) (0.30) (0.09) (0.24)
Net asset value, end of year ....................... $8.60 $7.78 $6.32 $7.77 $6.22
Total return
d
................................... 13.28% 24.57% (15.25)% 26.57% (2.76)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.13% 1.12% 1.16% 1.15% 1.19%
Expenses net of waiver and payments by affiliates ....... 1.10% 1.10% 1.10% 1.07% 1.10%
Net investment income ........................... 2.26% 2.20% 1.80% 2.45%
c
1.55%
Supplemental data
Net assets, end of year (000’s) ..................... $1,606,239 $1,605,982 $1,418,293 $1,990,939 $1,766,365
Portfolio turnover rate ............................ 42.01% 14.85% 29.07% 37.85%
e
42.37%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.23%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.76 $6.29 $7.70 $6.17 $6.54
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.10 0.07 0.13
c
0.05
Net realized and unrealized gains (losses) ........... 0.83 1.39 (1.27) 1.43 (0.25)
Total from investment operations .................... 0.95 1.49 (1.20) 1.56 (0.20)
Less distributions from:
Net investment income .......................... (0.12) (0.02) (0.21) (0.03) (0.17)
Net asset value, end of year ....................... $8.59 $7.76 $6.29 $7.70 $6.17
Total return
d
................................... 12.40% 23.65% (15.95)% 25.55% (3.42)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.87% 1.87% 1.91% 1.90% 1.94%
Expenses net of waiver and payments by affiliates ....... 1.85% 1.85% 1.85% 1.82% 1.85%
Net investment income ........................... 1.47% 1.41% 1.03% 1.81%
c
0.81%
Supplemental data
Net assets, end of year (000’s) ..................... $17,220 $21,611 $23,962 $39,083 $54,093
Portfolio turnover rate ............................ 42.01% 14.85% 29.07% 37.85%
e
42.37%
e
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.58%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.58 $6.16 $7.58 $6.08 $6.47
Income from investment operations
a
:
Net investment income
b
......................... 0.16 0.14 0.11 0.16
c
0.08
Net realized and unrealized gains (losses) ........... 0.82 1.35 (1.25) 1.42 (0.24)
Total from investment operations .................... 0.98 1.49 (1.14) 1.58 (0.16)
Less distributions from:
Net investment income .......................... (0.18) (0.07) (0.28) (0.08) (0.23)
Net asset value, end of year ....................... $8.38 $7.58 $6.16 $7.58 $6.08
Total return .................................... 13.09% 24.27% (15.54)% 26.29% (3.03)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.38% 1.37% 1.41% 1.40% 1.44%
Expenses net of waiver and payments by affiliates ....... 1.35% 1.35% 1.35% 1.32% 1.35%
Net investment income ........................... 2.03% 1.95% 1.57% 2.21%
c
1.33%
Supplemental data
Net assets, end of year (000’s) ..................... $121,214 $116,518 $103,984 $123,744 $109,187
Portfolio turnover rate ............................ 42.01% 14.85% 29.07% 37.85%
d
42.37%
d
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.63 $6.20 $7.64 $6.12 $6.51
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.18 0.15 0.21
c
0.12
Net realized and unrealized gains (losses) ........... 0.81 1.36 (1.26) 1.43 (0.24)
Total from investment operations .................... 1.02 1.54 (1.11) 1.64 (0.12)
Less distributions from:
Net investment income .......................... (0.22) (0.11) (0.33) (0.12) (0.27)
Net asset value, end of year ....................... $8.43 $7.63 $6.20 $7.64 $6.12
Total return .................................... 13.69% 25.02% (14.98)% 27.02% (2.38)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.77% 0.81% 0.79% 0.79%
Expenses net of waiver and payments by affiliates ....... 0.74% 0.74% 0.73% 0.69% 0.70%
Net investment income ........................... 2.72% 2.57% 2.13% 2.86%
c
1.96%
Supplemental data
Net assets, end of year (000’s) ..................... $387,773 $341,058 $290,974 $531,344 $594,452
Portfolio turnover rate ............................ 42.01% 14.85% 29.07% 37.85%
d
42.37%
d
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.63%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Financial Highlights
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.64 $6.21 $7.64 $6.12 $6.51
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.17 0.15 0.20
c
0.11
Net realized and unrealized gains (losses) ........... 0.81 1.36 (1.26) 1.43 (0.24)
Total from investment operations .................... 1.01 1.53 (1.11) 1.63 (0.13)
Less distributions from:
Net investment income .......................... (0.21) (0.10) (0.32) (0.11) (0.26)
Net asset value, end of year ....................... $8.44 $7.64 $6.21 $7.64 $6.12
Total return .................................... 13.55% 24.84% (14.99)% 26.88% (2.57)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.88% 0.87% 0.92% 0.90% 0.94%
Expenses net of waiver and payments by affiliates ....... 0.85% 0.85% 0.85% 0.82% 0.85%
Net investment income ........................... 2.54% 2.43% 2.06% 2.80%
c
1.79%
Supplemental data
Net assets, end of year (000’s) ..................... $672,907 $680,297 $602,921 $620,885 $857,179
Portfolio turnover rate ............................ 42.01% 14.85% 29.07% 37.85%
d
42.37%
d
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.09 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.57%.
d
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Funds
Schedule of Investments, August 31, 2024
Templeton Foreign Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 97.4%
China 5.4%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 7,820,130 $ 81,051,274
Prosus NV ..................... Broadline Retail 1,881,844 69,752,239
150,803,513
Denmark 3.3%
b,c
Orsted A/S , 144A , Reg S ........... Independent Power and Renewable Electricity
Producers 1,592,030 91,998,706
France 10.1%
Carrefour SA .................... Consumer Staples Distribution & Retail 7,048,199 113,543,258
Dassault Aviation SA .............. Aerospace & Defense 309,760 66,735,770
Forvia SE ...................... Automobile Components 3,190,019 32,502,006
Kering SA ...................... Textiles, Apparel & Luxury Goods 158,040 45,316,659
Valeo SE ....................... Automobile Components 2,364,553 25,189,426
283,287,119
Germany 4.7%
Continental AG .................. Automobile Components 797,919 53,950,170
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,133,013 78,276,321
132,226,491
Hong Kong 3.1%
AIA Group Ltd. .................. Insurance 5,497,323 38,715,412
Prudential plc , ( GBP Traded) ........ Insurance 5,130,341 44,168,190
Prudential plc , ( HKD Traded) ........ Insurance 596,770 5,169,002
88,052,604
India 1.9%
HDFC Bank Ltd. ................. Banks 2,724,474 53,299,849
Japan 4.1%
Honda Motor Co. Ltd. ............. Automobiles 3,876,405 42,778,582
Sumitomo Mitsui Financial Group, Inc. . Banks 1,098,583 72,501,535
115,280,117
Netherlands 3.8%
ING Groep NV .................. Banks 3,947,968 71,779,251
SBM Offshore NV ................ Energy Equipment & Services 1,893,104 35,794,747
107,573,998
Portugal 0.9%
Galp Energia SGPS SA , B ......... Oil, Gas & Consumable Fuels 1,282,305 26,637,318
Singapore 1.1%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 927,980 29,922,355
South Korea 9.7%
KB Financial Group, Inc. ........... Banks 437,066 28,148,491
LG Chem Ltd. ................... Chemicals 236,120 56,891,678
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 2,451,021 135,953,090
Shinhan Financial Group Co. Ltd. .... Banks 1,237,521 52,316,918
273,310,177
Spain 0.7%
b
Tecnicas Reunidas SA ............ Energy Equipment & Services 1,536,387 19,350,070
Sweden 2.6%
Securitas AB , B .................. Commercial Services & Supplies 6,126,570 71,638,453

Templeton Funds
Schedule of Investments
Templeton Foreign Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Switzerland 1.7%
Adecco Group AG ................ Professional Services 1,398,063 $ 47,660,792
Taiwan 3.9%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,701,624 109,492,129
United Kingdom 18.3%
AstraZeneca plc ................. Pharmaceuticals 483,078 84,670,197
Barratt Developments plc .......... Household Durables 9,728,472 65,099,375
Imperial Brands plc ............... Tobacco 1,933,026 55,485,206
JD Sports Fashion plc ............. Specialty Retail 32,068,780 58,455,535
Lloyds Banking Group plc .......... Banks 91,943,600 71,032,141
Persimmon plc .................. Household Durables 3,517,427 76,212,876
Standard Chartered plc ............ Banks 9,945,715 102,339,314
513,294,644
United States 22.1%
Albemarle Corp. ................. Chemicals 434,888 39,248,642
BP plc ......................... Oil, Gas & Consumable Fuels 22,968,182 130,034,268
CNH Industrial NV ................ Machinery 8,472,240 87,602,962
CRH plc ....................... Construction Materials 726,309 64,839,257
Freeport-McMoRan, Inc. ........... Metals & Mining 847,342 37,520,304
Shell plc ....................... Oil, Gas & Consumable Fuels 2,562,333 90,796,042
Smurfit WestRock plc ............. Containers & Packaging 1,684,240 79,432,798
Stellantis NV .................... Automobiles 1,690,440 28,446,138
Swiss Re AG .................... Insurance 447,640 61,151,545
619,071,956
Total Common Stocks (Cost $ 2,325,375,969 ) ....................................
2,732,900,291
Short Term Investments 1.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 1.8%
Canada 1.8%
National Bank of Canada , 5.31% ,
9/03/24 ...................... 18,800,000 18,800,000
Toronto-Dominion Bank (The) , 5.3% ,
9/03/24 ...................... 32,000,000 32,000,000
50,800,000
Total Time Deposits (Cost $ 50,800,000 ) ........................................
50,800,000
a a a a a
Total Short Term Investments (Cost $ 50,800,000 ) ................................
50,800,000
a a a
Total Investments (Cost $ 2,376,175,969 ) 99.2% ..................................
$2,783,700,291
Other Assets, less Liabilities 0.8% .............................................
21,652,441
Net Assets 100.0% ...........................................................
$2,805,352,732
a a a

Templeton Funds
Schedule of Investments
Templeton Foreign Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 31 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Variable interest entity (VIE). See Note 6 regarding investments made through a VIE structure. At August 31, 2024, the value of this security was $81,051,274, representing
2.9% of net assets.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the value of this security was
$91,998,706, representing 3.3% of net assets.

Templeton Funds
Financial Highlights
Templeton World Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.91 $11.85 $15.52 $12.71 $12.76
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.01 0.04 (—)
c
0.20
d
0.16
Net realized and unrealized gains (losses) ........... 3.79 2.21 (3.44) 2.61 0.45
Total from investment operations .................... 3.80 2.25 (3.44) 2.81 0.61
Less distributions from:
Net investment income .......................... (0.09) (0.05) (0.23) — (0.50)
Net realized gains ............................. — (0.14) — — (0.16)
Total distributions ............................... (0.09) (0.19) (0.23) — (0.66)
Net asset value, end of year ....................... $17.62 $13.91 $11.85 $15.52 $12.71
Total return
e
................................... 27.48% 19.23% (22.39)% 22.11% 4.47%
Ratios to average net assets
Expenses ..................................... 1.03%
f
1.04%
f
1.04% 1.03%
f
1.05%
Net investment income (loss) ...................... 0.09% 0.32% (—)%
g
1.42%
d
1.29%
Supplemental data
Net assets, end of year (000’s) ..................... $2,592,377 $2,289,332 $2,138,297 $3,060,714 $2,831,844
Portfolio turnover rate ............................ 52.04% 47.28% 81.20% 41.83% 52.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.13 per share related to income received in the form of EU reclaims in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.21 $11.30 $14.76 $12.18 $12.26
Income from investment operations
a
:
Net investment income (loss)
b
.................... (0.10) (0.06) (0.10) 0.10
c
0.07
Net realized and unrealized gains (losses) ........... 3.60 2.11 (3.29) 2.48 0.42
Total from investment operations .................... 3.50 2.05 (3.39) 2.58 0.49
Less distributions from:
Net investment income .......................... — — (0.07) — (0.41)
Net realized gains ............................. — (0.14) — — (0.16)
Total distributions ............................... — (0.14) (0.07) — (0.57)
Net asset value, end of year ....................... $16.71 $13.21 $11.30 $14.76 $12.18
Total return
d
................................... 26.50% 18.33% (23.01)% 21.18% 3.61%
Ratios to average net assets
Expenses ..................................... 1.79%
e
1.79%
e
1.81% 1.80%
e
1.82%
Net investment income (loss) ...................... (0.67)% (0.48)% (0.77)% 0.70%
c
0.54%
Supplemental data
Net assets, end of year (000’s) ..................... $6,187 $6,476 $7,348 $12,585 $18,630
Portfolio turnover rate ............................ 52.04% 47.28% 81.20% 41.83% 52.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of EU reclaims in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been (0.24)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended August 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.92 $11.86 $15.53 $12.69 $12.73
Income from investment operations
a
:
Net investment income
b
......................... 0.06 0.08 0.04 0.24
c
0.20
Net realized and unrealized gains (losses) ........... 3.79 2.19 (3.43) 2.60 0.45
Total from investment operations .................... 3.85 2.27 (3.39) 2.84 0.65
Less distributions from:
Net investment income .......................... (0.13) (0.07) (0.28) — (0.53)
Net realized gains ............................. — (0.14) — — (0.16)
Total distributions ............................... (0.13) (0.21) (0.28) — (0.69)
Net asset value, end of year ....................... $17.64 $13.92 $11.86 $15.53 $12.69
Total return .................................... 27.85% 19.50% (22.14)% 22.38% 4.71%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.77% 0.78% 0.78% 0.79%
Expenses net of waiver and payments by affiliates ....... 0.75% 0.75% 0.76% 0.76% 0.76%
Net investment income ........................... 0.41% 0.61% 0.29% 1.68%
c
1.59%
Supplemental data
Net assets, end of year (000’s) ..................... $26,493 $38,834 $34,238 $42,010 $38,885
Portfolio turnover rate ............................ 52.04% 47.28% 81.20% 41.83% 52.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of EU reclaims in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been 0.74%.

Templeton Funds
Financial Highlights
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $13.93 $11.86 $15.54 $12.70 $12.74
Income from investment operations
a
:
Net investment income
b
......................... 0.05 0.07 0.03 0.24
c
0.19
Net realized and unrealized gains (losses) ........... 3.80 2.21 (3.44) 2.60 0.45
Total from investment operations .................... 3.85 2.28 (3.41) 2.84 0.64
Less distributions from:
Net investment income .......................... (0.13) (0.07) (0.27) — (0.52)
Net realized gains ............................. — (0.14) — — (0.16)
Total distributions ............................... (0.13) (0.21) (0.27) — (0.68)
Net asset value, end of year ....................... $17.65 $13.93 $11.86 $15.54 $12.70
Total return .................................... 27.81% 19.52% (22.22)% 22.36% 4.66%
Ratios to average net assets
Expenses ..................................... 0.79%
d
0.79%
d
0.81% 0.80%
d
0.81%
Net investment income ........................... 0.33% 0.57% 0.24% 1.64%
c
1.53%
Supplemental data
Net assets, end of year (000’s) ..................... $93,548 $99,935 $86,424 $115,823 $99,546
Portfolio turnover rate ............................ 52.04% 47.28% 81.20% 41.83% 52.25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.13 per share related to income received in the form of EU reclaims in connection with certain Fund holdings.
Excluding this amount, the ratio of net investment income to average net assets would have been 0.70%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Templeton Funds
Schedule of Investments, August 31, 2024
Templeton World Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 99.4%
France 3.7%
Airbus SE ...................... Aerospace & Defense 434,393 $ 66,726,046
LVMH Moet Hennessy Louis Vuitton SE Textiles, Apparel & Luxury Goods 44,682 33,256,056
99,982,102
Germany 4.2%
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 848,543 31,139,437
SAP SE ....................... Software 384,137 84,292,496
115,431,933
India 5.7%
HDFC Bank Ltd. ................. Banks 3,631,909 71,052,320
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 2,293,450 82,552,227
153,604,547
Japan 2.9%
Keyence Corp. .................. Electronic Equipment, Instruments &
Components 61,542 29,567,004
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 280,336 50,456,693
80,023,697
Switzerland 2.7%
Cie Financiere Richemont SA ....... Textiles, Apparel & Luxury Goods 472,490 74,599,090
Taiwan 3.5%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,182,347 94,132,183
United Kingdom 8.4%
AstraZeneca plc ................. Pharmaceuticals 408,762 71,644,660
Barratt Developments plc .......... Household Durables 4,370,422 29,245,265
Persimmon plc .................. Household Durables 1,828,097 39,609,786
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 13,321,537 87,344,611
227,844,322
United States 68.3%
a
Adobe, Inc. ..................... Software 103,671 59,549,659
Alphabet, Inc. , A ................. Interactive Media & Services 777,443 127,018,637
a
Amazon.com, Inc. ................ Broadline Retail 989,630 176,648,955
Apple, Inc. ..................... Technology Hardware, Storage & Peripherals 364,001 83,356,229
Applied Materials, Inc. ............. Semiconductors & Semiconductor Equipment 115,163 22,717,053
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 14,507 56,711,200
CRH plc ....................... Construction Materials 938,035 85,145,437
Equifax, Inc. .................... Professional Services 148,013 45,459,233
Freeport-McMoRan, Inc. ........... Metals & Mining 441,909 19,567,731
a
GE Vernova, Inc. ................. Electrical Equipment 308,148 61,937,748
HCA Healthcare, Inc. .............. Health Care Providers & Services 124,427 49,222,077
a
ICON plc ....................... Life Sciences Tools & Services 248,914 80,165,243
Intercontinental Exchange, Inc. ...... Capital Markets 624,585 100,901,707
Meta Platforms, Inc. , A ............ Interactive Media & Services 172,521 89,936,922
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 806,593 77,626,510
Microsoft Corp. .................. Software 331,273 138,187,219
Salesforce, Inc. .................. Software 99,265 25,104,118
Shell plc ....................... Oil, Gas & Consumable Fuels 392,137 13,971,955
Swiss Re AG .................... Insurance 220,558 30,130,155
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 168,870 103,866,871
T-Mobile US, Inc. ................ Wireless Telecommunication Services 429,031 85,257,040
Union Pacific Corp. ............... Ground Transportation 293,787 75,235,913
UnitedHealth Group, Inc. ........... Health Care Providers & Services 199,298 117,625,680

Templeton Funds
Schedule of Investments
Templeton World Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Visa, Inc. , A ..................... Financial Services 279,620 $ 77,278,579
Wells Fargo & Co. ................ Banks 908,558 53,123,386
1,855,745,257
Total Common Stocks (Cost $ 1,970,274,160 ) ....................................
2,701,363,131
Short Term Investments 1.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 1.0%
Canada 1.0%
National Bank of Canada , 5.31% ,
9/03/24 ...................... 11,000,000 11,000,000
Royal Bank of Canada , 5.3% , 9/03/24 . 16,100,000 16,100,000
27,100,000
Total Time Deposits (Cost $ 27,100,000 ) ........................................
27,100,000
a a a a a
Total Short Term Investments (Cost $ 27,100,000 ) ................................
27,100,000
a a a
Total Investments (Cost $ 1,997,374,160 ) 100.4% ................................
$2,728,463,131
Other Assets, less Liabilities (0.4) % ...........................................
(9,858,502)
Net Assets 100.0% ...........................................................
$2,718,604,629
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.

Templeton Funds
Financial Statements
Statements of Assets and Liabilities
August 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Foreign Fund
Templeton
World Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $2,376,175,969 $1,997,374,160
Value - Unaffiliated issuers ................................................. $2,783,700,291 $2,728,463,131
Cash ................................................................... 9,227 30,365
Foreign currency, at value (cost $12,713,958 and $2,738,396, respectively) .............. 12,713,958 2,738,396
Receivables:
Investment securities sold .................................................. 38,635,904 2,147,594
Capital shares sold ....................................................... 597,005 208,842
Dividends and interest .................................................... 13,956,152 5,816,403
European Union tax reclaims (Note 1 d ) ........................................ 385,204 831,944
Total assets ......................................................... 2,849,997,741 2,740,236,675
Liabilities:
Payables:
Investment securities purchased ............................................. 14,154,712 611,992
Capital shares redeemed .................................................. 1,770,752 1,108,312
Management fees ........................................................ 2,024,723 1,583,901
Distribution fees ......................................................... 395,934 541,873
Transfer agent fees ....................................................... 968,083 378,678
Trustees' fees and expenses ................................................ 28 1,350
IRS closing agreement payments for European Union tax reclaims (Note 1 d ) ............ 22,197,605 16,147,313
Deferred tax .............................................................. 2,839,732 1,115,597
Accrued expenses and other liabilities .......................................... 293,440 143,030
Total liabilities ........................................................ 44,645,009 21,632,046
Net assets, at value ................................................ $2,805,352,732 $2,718,604,629
Net assets consist of:
Paid-in capital ............................................................ $2,566,637,759 $1,921,023,990
Total distributable earnings (losses) ............................................ 238,714,973 797,580,639
Net assets, at value ................................................ $2,805,352,732 $2,718,604,629

Templeton Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
August 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Foreign Fund
Templeton
World Fund
Class A:
Net assets, at value ...................................................... $1,606,238,689 $2,592,377,112
Shares outstanding ....................................................... 186,790,028 147,148,522
Net asset value per share
a,b
................................................. $8.60 $17.62
Maximum offering price per share (net asset value per share ÷ 94.50%)
b
............... $9.10 $18.65
Class C:
Net assets, at value ...................................................... $17,219,953 $6,186,873
Shares outstanding ....................................................... 2,003,660 370,274
Net asset value and maximum offering price per share
a,b
........................... $8.59 $16.71
Class R:
Net assets, at value ...................................................... $121,214,179 $—
Shares outstanding ....................................................... 14,467,764 —
Net asset value and maximum offering price per share
b
............................ $8.38 $—
Class R6:
Net assets, at value ...................................................... $387,772,856 $26,492,910
Shares outstanding ....................................................... 45,988,068 1,501,841
Net asset value and maximum offering price per share
b
............................ $8.43 $17.64
Advisor Class:
Net assets, at value ...................................................... $672,907,055 $93,547,734
Shares outstanding ....................................................... 79,731,674 5,301,548
Net asset value and maximum offering price per share
b
............................ $8.44 $17.65
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Funds
Financial Statements
Statements of Operations
for the year ended August 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Foreign Fund
Templeton
World Fund
Investment income:
Dividends: (net of foreign taxes of $5,065,489 and $987,663, respectively)
Unaffiliated issuers ....................................................... $82,621,003 $24,994,103
Interest:
Unaffiliated issuers ....................................................... 8,388,350 2,338,391
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... (203,435) 68,388
Non-controlled affiliates (Note 3f) ............................................ 441,914 528
Other income (Note 1 d ) ..................................................... 1,353,176 3,668,461
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 d ) ......... (909,644) (2,202,981)
Total investment income .................................................. 91,691,364 28,866,890
Expenses:
Management fees (Note 3 a ) .................................................. 18,861,923 17,882,796
Distribution fees: (Note 3c )
    Class A ............................................................... 3,939,622 5,877,218
    Class C ............................................................... 187,462 62,840
    Class R ............................................................... 583,675 —
Transfer agent fees: (Note 3e )
    Class A ............................................................... 2,235,741 1,598,045
    Class C ............................................................... 26,274 4,110
    Class R ............................................................... 166,055 —
    Class R6 .............................................................. 155,538 13,658
    Advisor Class ........................................................... 916,196 73,969
Custodian fees ........................................................... 169,379 91,212
Reports to shareholders fees ................................................. 178,019 117,083
Registration and filing fees ................................................... 110,884 79,629
Professional fees .......................................................... 83,238 103,400
Trustees' fees and expenses ................................................. 312,998 299,661
Other ................................................................... 220,205 85,796
Total expenses ........................................................ 28,147,209 26,289,417
Expenses waived/paid by affiliates (Note 3 f and 3 g) ............................. (794,864) (5,939)
Net expenses ........................................................ 27,352,345 26,283,478
Net investment income ............................................... 64,339,019 2,583,412
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $131,792 and $497,287, respectively)
Unaffiliated issuers ..................................................... 103,839,099 100,903,081
Foreign currency transactions ............................................... (90,221) (236,827)
Net realized gain (loss) ................................................. 103,748,878 100,666,254
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 171,722,296 521,749,538
Translation of other assets and liabilities denominated in foreign currencies ............. 431,799 117,786
Change in deferred taxes on unrealized appreciation .............................. (646,441) (1,115,597)
Net change in unrealized appreciation (depreciation) ........................... 171,507,654 520,751,727
Net realized and unrealized gain (loss) ........................................... 275,256,532 621,417,981
Net increase (decrease) in net assets resulting from operations ......................... $339,595,551 $624,001,393

Templeton Funds
Financial Statements
Statements of Changes in Net Assets
August 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton Foreign Fund Templeton World Fund
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Year Ended
August 31, 2024
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $64,339,019 $59,940,318 $2,583,412 $7,436,986
Net realized gain (loss) ............ 103,748,878 90,928,670 100,666,254 1,027,156
Net change in unrealized appreciation
(depreciation) ................. 171,507,654 417,063,152 520,751,727 393,255,988
Net increase (decrease) in net
assets resulting from operations . 339,595,551 567,932,140 624,001,393 401,720,130
Distributions to shareholders:
Class A ........................ (38,812,451) (17,674,304) (14,953,871) (31,728,587)
Class C ........................ (295,894) (51,405) — (79,288)
Class R ........................ (2,632,847) (1,094,380) — —
Class R6 ....................... (9,644,844) (4,832,491) (205,885) (605,219)
Advisor Class ................... (17,081,011) (8,718,598) (895,055) (1,357,839)
Total distributions to shareholders ..... (68,467,047) (32,371,178) (16,054,811) (33,770,933)
Capital share transactions: (Note 2 )
Class A ........................ (157,603,357) (127,590,385) (272,123,294) (197,637,235)
Class C ........................ (6,197,267) (6,998,992) (1,777,651) (1,899,715)
Class R ........................ (7,085,712) (10,994,510) — —
Class R6 ....................... 9,999,335 (15,350,359) (17,165,412) (1,391,055)
Advisor Class ................... (70,354,689) (49,294,028) (32,853,217) 1,248,719
Total capital share transactions ....... (231,241,690) (210,228,274) (323,919,574) (199,679,286)
Net increase (decrease) in net
assets ..................... 39,886,814 325,332,688 284,027,008 168,269,911
Net assets:
Beginning of year .................. 2,765,465,918 2,440,133,230 2,434,577,621 2,266,307,710
End of year ...................... $2,805,352,732 $2,765,465,918 $2,718,604,629 $2,434,577,621

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Funds (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of two separate funds (Funds). The Funds follow the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class C, Class R, Class R6 & Advisor Class
Templeton Foreign Fund
Class A, Class C, Class R6 & Advisor Class
Templeton World Fund
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. At August 31, 2024, the Funds had no
securities on loan.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements
of Operations and any related receivable, if any, is reflected as European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, EU reclaims received by the Fund, if any,
reduce the amount of foreign taxes Fund shareholders
can use as tax deductions or credits on their income tax
returns. In the event that EU reclaims received by the Funds during a fiscal year exceed foreign withholding taxes paid
by the Funds, and the Funds previously passed through to
its shareholders foreign taxes incurred by the Funds to be
used as a credit or deduction on a shareholder’s income
tax return, the Funds will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Funds' shareholders.
During the year ended August 31, 2024, certain or all Funds
received EU reclaims in excess of the foreign taxes paid
during the year. The Funds previously determined to enter
into a closing agreement with the IRS and recorded the
estimated payments as a reduction to income, as reflected in the Statements of Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of August 31, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Dividend income is recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Templeton Foreign Fund Templeton World Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended August 31, 2024
Shares sold
a
................................... 9,555,624 $75,231,692 6,353,386 $99,358,967
Shares issued in reinvestment of distributions .......... 4,666,810 36,681,131 928,168 13,616,230
Shares redeemed ............................... (33,920,778) (269,516,180) (24,693,083) (385,098,491)
Net increase (decrease) .......................... (19,698,344) $(157,603,357) (17,411,529) $(272,123,294)
Year ended August 31, 2023
Shares sold
a
................................... 18,464,161 $134,477,091 11,879,311 $152,104,842
Shares issued in reinvestment of distributions .......... 2,451,683 16,720,477 2,535,772 29,423,758
Shares redeemed ............................... (38,885,805) (278,787,953) (30,260,078) (379,165,835)
Net increase (decrease) .......................... (17,969,961) $(127,590,385) (15,844,995) $(197,637,235)
Class C
Class C Shares:
Year ended August 31, 2024
Shares sold ................................... 265,488 $2,125,389 56,191 $817,772
Shares issued in reinvestment of distributions .......... 36,831 290,964 — —
Shares redeemed
a
.............................. (1,083,426) (8,613,620) (176,119) (2,595,423)
Net increase (decrease) .......................... (781,107) $(6,197,267) (119,928) $(1,777,651)
Year ended August 31, 2023
Shares sold ................................... 634,917 $4,603,951 181,830 $2,243,324
Shares issued in reinvestment of distributions .......... 7,484 51,192 7,104 78,786
Shares redeemed
a
.............................. (1,666,045) (11,654,135) (348,831) (4,221,825)
Net increase (decrease) .......................... (1,023,644) $(6,998,992) (159,897) $(1,899,715)
Class R
1. Organization and Significant Accounting Policies
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
Templeton Foreign Fund Templeton World Fund
Shares Amount Shares Amount
Class R Shares:
Year ended August 31, 2024
Shares sold ................................... 1,479,757 $11,427,166 — $—
Shares issued in reinvestment of distributions .......... 342,528 2,627,190 — —
Shares redeemed ............................... (2,720,095) (21,140,068) — —
Net increase (decrease) .......................... (897,810) $(7,085,712) — $—
Year ended August 31, 2023
Shares sold ................................... 2,067,697 $14,539,898 — $—
Shares issued in reinvestment of distributions .......... 163,984 1,092,131 — —
Shares redeemed ............................... (3,736,121) (26,626,539) — —
Net increase (decrease) .......................... (1,504,440) $(10,994,510) — $—
Class R6
Class R6 Shares:
Year ended August 31, 2024
Shares sold ................................... 13,717,923 $107,363,530 309,898 $4,753,315
Shares issued in reinvestment of distributions .......... 1,089,371 8,377,264 13,688 200,657
Shares redeemed ............................... (13,511,386) (105,741,459) (1,610,919) (22,119,384)
Net increase (decrease) .......................... 1,295,908 $9,999,335 (1,287,333) $(17,165,412)
Year ended August 31, 2023
Shares sold ................................... 11,025,849 $78,141,072 464,419 $5,841,348
Shares issued in reinvestment of distributions .......... 634,986 4,241,705 27,679 320,529
Shares redeemed ............................... (13,888,696) (97,733,136) (590,728) (7,552,932)
Net increase (decrease) .......................... (2,227,861) $(15,350,359) (98,630) $(1,391,055)
Advisor Class
Advisor Class Shares:
Year ended August 31, 2024
Shares sold ................................... 15,356,768 $118,242,979 1,505,746 $23,667,750
Shares issued in reinvestment of distributions .......... 2,040,870 15,714,698 57,657 845,823
Shares redeemed ............................... (26,736,853) (204,312,366) (3,435,460) (57,366,790)
Net increase (decrease) .......................... (9,339,215) $(70,354,689) (1,872,057) $(32,853,217)
Year ended August 31, 2023
Shares sold ................................... 23,938,302 $170,152,009 3,260,778 $42,886,023
Shares issued in reinvestment of distributions .......... 1,223,343 8,184,167 109,395 1,268,495
Shares redeemed ............................... (33,228,043) (227,630,204) (3,482,114) (42,905,799)
Net increase (decrease) .......................... (8,066,398) $(49,294,028) (111,941) $1,248,719
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Templeton Foreign Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
Templeton World Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended August 31, 2024, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Templeton Asset Management Ltd (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% In excess of $35 billion
Annualized Fee Rate Net Assets
0.705% Up to and including $1 billion
0.690% Over $1 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% In excess of $20 billion
Templeton
Foreign Fund
Templeton
World Fund
Gross effective investment management fee rate ........ 0.696% 0.696%

Templeton Funds
Notes to Financial Statements

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Annual Report
Effective March 31, 2024, under a subadvisory agreement, Asset Management, an affiliate of Global Advisors, provides subadvisory services to Templeton World Fund. The subadvisory fee is paid by Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Funds. The fee is paid by
Global Advisors based on the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third
Templeton
Foreign Fund
Templeton
World Fund
Class A ............................... 0.25% 0.25%
Class C ............................... 1.00% 1.00%
Class R ............................... 0.50% —%
Templeton
Foreign Fund
Templeton
World Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $39,044 $35,007
CDSC retained ........................... $4,327 $512
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended August 31, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended August 31, 2024, investments in affiliated management investment companies were as follows:
Templeton
Foreign Fund
Templeton
World Fund
Transfer agent fees ........................ $1,046,171 $620,501 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.982% $— $270,682,706 $(270,682,706) $— $— $— — $441,914
Total Affiliated Securities ... $— $270,682,706 $(270,682,706) $— $— $— $441,914
Templeton World Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.982% $— $585,625 $(585,625) $— $— $— — $528
Total Affiliated Securities ... $— $585,625 $(585,625) $— $— $— $528
3. Transactions with Affiliates
(continued)
e. Transfer Agent Fees
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Templeton Foreign Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.85%, and for R6 do not exceed 0.74%, based on the average net assets of each class until December 31, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until December 31, 2024.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2024, the capital loss carryforwards were as follows:
During the year ended August 31, 2024, the utilized capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended August 31, 2024 and 2023, was as follows:
At August 31, 2024, the cost of investments, net unrealized appreciation (depreciation) , undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Templeton
Foreign Fund
Templeton
World Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Long term ............................. $ 202,633,791 $ —
Templeton
Foreign Fund
Templeton
World Fund
Capital loss utilized carryforwards .... $79,489,532 $—
Templeton Foreign Fund Templeton World Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $68,467,047 $32,371,178 $16,054,811 $8,841,707
Long term capital gain .................... — — — 24,929,226
$68,467,047 $32,371,178 $16,054,811 $33,770,933
3. Transactions with Affiliates
(continued)

Templeton Funds
Notes to Financial Statements

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Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, passive foreign investment company shares and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2024, were as follows:
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as Templeton Foreign Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the
VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the
Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund's returns and net asset value.
Templeton
Foreign Fund
Templeton
World Fund
a a a
Cost of investments ....................... $2,393,461,747 $2,008,020,045
Unrealized appreciation ..................... $689,858,122 $732,116,641
Unrealized depreciation ..................... (299,619,578) (11,673,555)
Net unrealized appreciation (depreciation) ....... $390,238,544 $720,443,086
Distributable earnings:
Undistributed ordinary income ................ $54,268,541 $180,194
Undistributed long term capital gains ........... — 77,338,735
Total distributable earnings .................. $54,268,541 $77,518,929
Templeton
Foreign Fund
Templeton
World Fund
Purchases .............................. $1,079,133,149 $1,315,793,026
Sales .................................. $1,131,967,150 $1,629,960,431
4. Income Taxes
(continued)

Templeton Funds
Notes to Financial Statements

franklintempleton.com
Annual Report
7. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended August 31, 2024, the
Funds did not use the Global Credit Facility.
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ — $ 150,803,513 $ — $ 150,803,513
Denmark ............................. — 91,998,706 — 91,998,706
France ............................... — 283,287,119 — 283,287,119
Germany ............................. — 132,226,491 — 132,226,491
Hong Kong ........................... — 88,052,604 — 88,052,604
India ................................ — 53,299,849 — 53,299,849
Japan ............................... — 115,280,117 — 115,280,117
Netherlands ........................... — 107,573,998 — 107,573,998
Portugal .............................. — 26,637,318 — 26,637,318
Singapore ............................ — 29,922,355 — 29,922,355
South Korea .......................... — 273,310,177 — 273,310,177
Spain ................................ — 19,350,070 — 19,350,070
Sweden .............................. — 71,638,453 — 71,638,453
Switzerland ........................... — 47,660,792 — 47,660,792
Taiwan ............................... — 109,492,129 — 109,492,129
United Kingdom ........................ — 513,294,644 — 513,294,644

Templeton Funds
Notes to Financial Statements

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Annual Report
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
United States .......................... $ 243,804,706 $ 375,267,250 $ — $ 619,071,956
Short Term Investments ................... — 50,800,000 — 50,800,000
Total Investments in Securities ........... $243,804,706 $2,539,895,585
a
$— $2,783,700,291
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
France ............................... — 99,982,102 — 99,982,102
Germany ............................. — 115,431,933 — 115,431,933
India ................................ — 153,604,547 — 153,604,547
Japan ............................... — 80,023,697 — 80,023,697
Switzerland ........................... — 74,599,090 — 74,599,090
Taiwan ............................... — 94,132,183 — 94,132,183
United Kingdom ........................ — 227,844,322 — 227,844,322
United States .......................... 1,811,643,147 44,102,110 — 1,855,745,257
Short Term Investments ................... — 27,100,000 — 27,100,000
Total Investments in Securities ........... $1,811,643,147 $916,819,984
b
$— $2,728,463,131
a
Includes foreign securities valued at $2,489,095,585, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument
Valuation note for more information.
b
Includes foreign securities valued at $889,719,984, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument
Valuation note for more information.
Currency
GBP
British Pound
HKD
Hong Kong Dollar
8. Fair Value Measurements
(continued)

Templeton Funds
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Templeton Funds and Shareholders of Templeton World Fund and Templeton Foreign Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Templeton
World Fund and Templeton Foreign Fund (constituting Templeton Funds, hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August
31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
October 22, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Funds
Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2024:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended August 31, 2024:
Pursuant to:
Templeton Foreign
Fund
Templeton World
Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $— $2,086,750
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $1,152,940 $12,784,418
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $80,703,573 $23,769,092
Section 163(j) Interest Dividends Earned §163(j) $5,866,354 $158,725
Templeton Foreign
Fund
Templeton World
Fund
Foreign Taxes Paid $3,570,348 $—
Foreign Source Income
Earned $62,251,422 $—

Templeton Funds

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Annual Report
TEMPLETON FUNDS
Templeton Foreign Fund
Templeton International Climate Change Fund
Templeton World Fund
(Fund)
At an in-person meeting held on May 22, 2024 (Meeting), the Board of Trustees (Board) of Templeton Funds (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of (i) the investment management agreement between Templeton
Global Advisors Limited (TGAL) and the Trust, on behalf of each of Templeton Foreign Fund and Templeton World Fund;
(ii) the investment management agreement between Franklin Templeton Investments Corp. (FTIC) and the Trust, on behalf of Templeton International Climate Change Fund; (iii) the investment sub-advisory agreement between FTIC and Franklin
Templeton Investment Management Limited (FTIML), an affiliate of FTIC, on behalf of Templeton International Climate Change
Fund; and (iv) the investment sub-advisory agreement between FTIC and TGAL, an affiliate of FTIC, on behalf of Templeton
International Climate Change Fund (each a Management Agreement) for an additional one-year period, noting the pending liquidation of the Templeton International Climate Change Fund. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management
Agreement. TGAL, FTIC and FTIML are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Managers by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreements are fair and reasonable and that the continuance of each Management Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager;
as well as information on succession planning where appropriate; the structure of investment personnel compensation;
oversight of third-party service providers; investment performance reports and related financial information for each Fund;
reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the
Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Funds and their shareholders.
Fund Performance
The Board reviewed and considered the performance results of each Fund over various time periods ended December 31,
2023. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.
Templeton Foreign Fund - The Performance Universe for the Fund included the Fund and all retail and institutional international multi-cap value funds. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe, but for the five- and 10-year periods was below the median of its Performance Universe. The Board also noted that the Fund’s annualized total return was positive for all periods with a one-year return of 19.95% that fell within the first quintile of the Fund’s Performance Universe. The Board concluded that the
Fund’s performance was satisfactory.

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Templeton International Climate Change Fund - The Performance Universe for the Fund included the Fund and all retail and institutional international multi-cap value funds. The Board noted that the Fund’s annualized total return for the one- and five-year periods was above the median and in the first quintile (best) of its Performance Universe, but for the three-year period was below the median of its Performance Universe. The Board also noted that the Fund only had approximately $3.81 million in assets under management as of December 31, 2023 and that management proposed and the Board approved at the Meeting the liquidation of the Fund on or about August 9, 2024. The Board concluded that the Fund’s performance was satisfactory and that the Management Agreement should be continued to effectuate the liquidation of the Fund.
Templeton World Fund - The Performance Universe for the Fund included the Fund and all retail and institutional global multi-cap value funds. The Board noted that the Fund’s annualized total return for the one-year period was above the median and in the first quintile (best performance) of its Performance Universe, but for the three-, five- and 10-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that, even though the Fund’s peer group is comprised of multi-cap value funds, some funds within the Performance
Universe are more skewed toward the growth style, which negatively impacted the Fund’s relative returns during periods of outperformance of growth investing strategies over value investing strategies. Management further explained that the Fund had underweight positions to domestic securities during the one-, three- and five-year periods compared to its Performance
Universe peers, which detracted from the Fund’s relative performance as domestic securities have outperformed non-
US securities in recent years. Management discussed with the Board the impact the timing of the transition of the Fund’s strategy from core value to quality value had on Fund performance as it coincided with a market rotation away from quality-
oriented stocks to more cyclical value stocks in the face of rising inflation, increased interest rates and tightened fiscal policy.
Management further discussed its view that, despite the recent market environment, it believes the Fund’s current portfolio positioning will positively impact the Fund’s performance over the longer term. The Board noted that the Fund’s annualized total return for the one-year period was 32.30%. The Board concluded that the Fund’s performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for: (i) Class A shares for the Templeton World
Fund and Templeton Foreign Fund and for each other fund in their applicable Expense Group and (ii) Advisor Class shares for the Templeton International Climate Change Fund and Class I and Institutional Class shares for certain other funds in the
Expense Group with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
Templeton Foreign Fund - The Expense Group for the Fund included the Fund, three other international multi-cap value funds, four international multi-cap core funds, and three international multi-cap growth funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians and in the first quintile (least expensive) of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.

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Templeton International Climate Change Fund - The Expense Group for the Fund included the Fund and 10 other international multi-cap value funds. The Board noted that the Management Rate for the Fund was below the median of its
Expense Group and the actual total expense ratio for the Fund was equal to the median of its Expense Group. The Board further noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board also noted
that each of the Fund’s Sub-Advisers is paid by FTIC out of the management fee FTIC receives from the Fund and that the allocation of the fee between FTIC and each Sub-Adviser reflected the services provided by each to the Fund. The Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each Sub-Adviser are reasonable.
Templeton World Fund - The Expense Group for the Fund included the Fund and nine other global multi-cap value funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its
Expense Group. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged to periodically review and assess the allocation methodologies to be used solely by the
Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to each
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by each Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Managers’ view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Managers incur across the FT family of funds as a whole. The Board noted that Templeton Foreign Fund and Templeton
World Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies

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of scale in the near term. The Board noted that Templeton International Climate Change Fund does not currently have an asset size that would likely enable the Fund to achieve economies of scale. The Board concluded that to the extent economies of scale may be realized by each Manager and its affiliates, each Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

TLF-AFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	October 31, 2024